Fair Value Of Financial Instruments (Assets And Liabilities That Are Measured At Fair Value On A Recurring Basis) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	$ 58,295		$ 55,183
Available-for-sale equity securities	361		332
Trading securities	788		677
Securities lending collateral	406		772
Derivatives counterparty collateral	323		630
Other invested assets	3,002		3,126
Restricted other invested assets related to securitization entities	376		370
Other assets	29	[1]	1	[1]
Reinsurance recoverable	16	[2]	(5)	[2]
Separate account assets	10,122		11,666
Total assets	72,201		70,673
Policyholder account balances	492	[3]	121	[3]
Contingent purchase price	46
Total other liabilities	744
Borrowings related to securitization entities	48		51
Total liabilities	1,284		504
Fixed maturity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	58,295		55,183
Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	4,863		3,705
Fixed maturity securities | Tax-exempt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	503		1,030
Fixed maturity securities | Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	2,211		2,369
Fixed maturity securities | U.S. Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	25,258		23,967
Fixed maturity securities | Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	13,757		13,498
Fixed maturity securities | Residential Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	5,695		4,455
Fixed maturity securities | Commercial Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	3,400		3,743
Fixed maturity securities | Other Asset-Backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	2,608		2,416
Derivative assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	1,485		1,047
Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	1,350		763
Derivative assets | Foreign Currency Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	32		240
Derivative assets | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	1		11
Derivative assets | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	39		33
Derivative assets | Equity Return Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	7
Derivative assets | Forward Bond Purchase Commitments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	47
Derivative assets | Other foreign currency contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	9
Derivative Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	698		332
Derivative Liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	376		138
Derivative Liabilities | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	59		7
Derivative Liabilities | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities			3
Derivative Liabilities | Equity Return Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	4		3
Derivative Liabilities | Other foreign currency contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	11
Derivative Liabilities | Interest Rate Swaps Related to Securitization Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	28		19
Derivative Liabilities | Inflation Indexed Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	43		33
Derivative Liabilities | Credit Default Swaps Related to Securization Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	177		129
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity securities	261		240
Separate account assets	10,122		11,666
Total assets	10,383		11,906
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity securities	2		5
Trading securities	524		348
Securities lending collateral	406		772
Derivatives counterparty collateral	323		630
Other invested assets	2,685		2,753
Restricted other invested assets related to securitization entities	200		199
Other assets	29	[1]	1	[1]
Total assets	56,988		56,200
Total other liabilities	464
Total liabilities	464		193
Level 2 | Fixed maturity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	54,072		53,242
Level 2 | Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	4,850		3,694
Level 2 | Fixed maturity securities | Tax-exempt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	503		1,030
Level 2 | Fixed maturity securities | Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	2,201		2,368
Level 2 | Fixed maturity securities | U.S. Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	22,747		22,867
Level 2 | Fixed maturity securities | Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	12,473		13,130
Level 2 | Fixed maturity securities | Residential Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	5,600		4,312
Level 2 | Fixed maturity securities | Commercial Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	3,361		3,693
Level 2 | Fixed maturity securities | Other Asset-Backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	2,337		2,148
Level 2 | Derivative assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	1,432		1,003
Level 2 | Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	1,345		758
Level 2 | Derivative assets | Foreign Currency Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	32		240
Level 2 | Derivative assets | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	1		5
Level 2 | Derivative assets | Equity Return Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	7
Level 2 | Derivative assets | Forward Bond Purchase Commitments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	47
Level 2 | Derivative Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	464		193
Level 2 | Derivative Liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	376		138
Level 2 | Derivative Liabilities | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	2
Level 2 | Derivative Liabilities | Equity Return Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	4		3
Level 2 | Derivative Liabilities | Other foreign currency contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	11
Level 2 | Derivative Liabilities | Interest Rate Swaps Related to Securitization Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	28		19
Level 2 | Derivative Liabilities | Inflation Indexed Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	43		33
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale equity securities	98		87
Trading securities	264		329
Other invested assets	317		373
Restricted other invested assets related to securitization entities	176		171
Reinsurance recoverable	16	[2]	(5)	[2]
Total assets	4,830		2,567
Policyholder account balances	492	[3]	121	[3]
Contingent purchase price	46
Total other liabilities	280
Borrowings related to securitization entities	48		51
Total liabilities	820		311
Level 3 | Fixed maturity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	4,223		1,941
Level 3 | Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	13		11
Level 3 | Fixed maturity securities | Government - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	10		1
Level 3 | Fixed maturity securities | U.S. Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	2,511		1,100
Level 3 | Fixed maturity securities | Corporate - non-U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	1,284		368
Level 3 | Fixed maturity securities | Residential Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	95		143
Level 3 | Fixed maturity securities | Commercial Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	39		50
Level 3 | Fixed maturity securities | Other Asset-Backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	271		268
Level 3 | Derivative assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	53		44
Level 3 | Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	5		5
Level 3 | Derivative assets | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets			6
Level 3 | Derivative assets | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	39		33
Level 3 | Derivative assets | Other foreign currency contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	9
Level 3 | Derivative Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	234		139
Level 3 | Derivative Liabilities | Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	57		7
Level 3 | Derivative Liabilities | Equity index options
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities			3
Level 3 | Derivative Liabilities | Credit Default Swaps Related to Securization Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	$ 177		$ 129

[1]	Represents embedded derivatives associated with certain reinsurance agreements.
[2]	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
[3]	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.